UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 12/31/2011


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   Chief Compliance Officer
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              02/07/2012
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 73

Form 13F Information Table Value Total: 161213000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corp.                       COM              88579Y101      220     2690 SH       Sole                     2690
AFLAC Inc.                     COM              001055102      297     6870 SH       Sole                     5425              1445
AT&T                           COM              00206r102      226     7460 SH       Sole                     7153               307
Aaron's, Inc.                  COM              002535300      282    10581 SH       Sole                    10581
Abbott Labs                    COM              002824100     3246    57727 SH       Sole                    55892              1835
Ace Limited                    COM              H0023r105     2610    37223 SH       Sole                    35668              1555
Align Technology               COM              016255101     3187   134326 SH       Sole                   129681              4645
Amazon.Com Inc                 COM              023135106     3028    17495 SH       Sole                    16769               726
Apache Petroleum               COM              037411105     2905    32074 SH       Sole                    30709              1365
Arthur J Gallagher & Co        COM              363576109      309     9255 SH       Sole                     9255
BCE Inc                        COM              05534b760      253     6080 SH       Sole                     6080
BHP Billiton Ltd               COM              088606108      229     3245 SH       Sole                     3245
Baker Hughes                   COM              057224107     2508    51572 SH       Sole                    49647              1925
Bed Bath & Beyond              COM              075896100      300     5170 SH       Sole                     5170
British American Tobacco plc   COM              110448107     3750    39525 SH       Sole                    38185              1340
Chevron Texaco Corp.           COM              166764100     4341    40803 SH       Sole                    39443              1360
Citrix Systems                 COM              177376100     2004    33007 SH       Sole                    31642              1365
Clorox Co.                     COM              189054109     2826    42460 SH       Sole                    41785               675
Coca Cola                      COM              191216100      344     4919 SH       Sole                     4919
Cognizant Technology Solutions COM              192446102     1125    17497 SH       Sole                    16042              1455
Consumer Discretionary Select  COM              81369y407      585    15004 SH       Sole                    14799               205
Consumer Staples Select Sector COM              81369Y308      615    18935 SH       Sole                    18710               225
Costco Whsl Group              COM              22160K105      320     3846 SH       Sole                     3646               200
Covidien Ltd                   COM              g2554f113     1493    33160 SH       Sole                    31620              1540
Cummins Inc.                   COM              231021106     2589    29416 SH       Sole                    28176              1240
Danaher Corp Del               COM              235851102     3492    74239 SH       Sole                    71704              2535
Edwards Lifesciences           COM              28176e108      922    13045 SH       Sole                    12145               900
Equal Weight Health Care - Ryd COM              78355w841      721    10855 SH       Sole                    10710               145
Exxon Mobil                    COM              30231G102      692     8159 SH       Sole                     8159
Financial Select Sector - SPDR COM              81369Y605      640    49220 SH       Sole                    48560               660
General Electric               COM              369604103     3462   193280 SH       Sole                   185905              7375
Google Inc.                    COM              38259p508     5891     9121 SH       Sole                     8807               314
Hansens Natural                COM              411310105      720     7810 SH       Sole                     6355              1455
HomeDepot                      COM              437076102     3552    84495 SH       Sole                    80990              3505
IBM                            COM              459200101     5626    30597 SH       Sole                    29950               647
Intercontinental Exchange      COM              45865v100     2511    20826 SH       Sole                    19741              1085
Johnson & Johnson              COM              478160104      417     6360 SH       Sole                     5430               930
Laboratory Corp of America     COM              50540r409     3240    37685 SH       Sole                    36555              1130
MSCI Canada Index - iShares    COM              464286509     2739   102972 SH       Sole                   101502              1470
MSCI Emerging Markets Index Fu COM              464287234     6985   184094 SH       Sole                   181539              2555
MSCI Pacific ex-Japan - iShare COM              464286665     2605    66913 SH       Sole                    65878              1035
MSCI Singapore - iShares       COM              464286673     2726   251678 SH       Sole                   248308              3370
MSCI Switzerland - iShares     COM              464286749     3767   166541 SH       Sole                   164076              2465
Network Appliance              COM              64110D104     1421    39176 SH       Sole                    36861              2315
NextEra Energy                 COM              65339f101     3969    65200 SH       Sole                    64305               895
Nice Systems Ltd               COM              653656108     1954    56733 SH       Sole                    55913               820
Novartis ADR                   COM              66987V109     3114    54466 SH       Sole                    52601              1865
Occidental Petroleum           COM              674599105     3060    32659 SH       Sole                    31384              1275
Oracle Corp.                   COM              68389X105     2653   103449 SH       Sole                    99374              4075
Pepsico Inc.                   COM              713448108     4300    64805 SH       Sole                    62570              2235
Philip Morris Intl Inc.        COM              718172109      212     2705 SH       Sole                     2705
Potash Corp. of Saskatchewan   COM              73755L107     1809    43827 SH       Sole                    43235               592
Procter & Gamble               COM              742718109      285     4265 SH       Sole                     4265
Qualcomm                       COM              747525103     4566    83478 SH       Sole                    80973              2505
Raytheon                       COM              755111507      261     5390 SH       Sole                     5390
Republic Services              COM              760759100     2850   103432 SH       Sole                   101832              1600
Royal Dutch Shell A ADR        COM              780259206      253     3460 SH       Sole                     3410                50
Russell Mid-Cap Growth - iShar COM              464287481     2487    45170 SH       Sole                    42650              2520
Russell Mid-Cap Index Fund - i COM              464287499     1432    14553 SH       Sole                    14553
Rydex S&P Equal Weight Energy  COM              78355w866      672    10905 SH       Sole                    10755               150
S&P Depository Receipts ETF    COM              78462F103     1138     9067 SH       Sole                     9010                57
S&P Global Industrial Index -  COM              464288729      551    11430 SH       Sole                    11310               120
S&P Global Technology Index -  COM              464287291      958    16310 SH       Sole                    16095               215
S&P Global Telecom Sector - iS COM              464287275      251     4507 SH       Sole                     4447                60
TJX Co Inc.                    COM              872540109     4024    62332 SH       Sole                    60607              1725
Toronto Dominion Bank          COM              891160509     2676    35765 SH       Sole                    34780               985
U.S. Bancorp New               COM              902973304     3309   122323 SH       Sole                   117783              4540
Vanguard Total Stock Market ET COM              922908769      501     7797 SH       Sole                     7797
Verizon Communications         COM              92343V104     3887    96883 SH       Sole                    93758              3125
Vodafone Group                 COM              92857W209      561    20010 SH       Sole                    19890               120
YUM! Brands                    COM              988498101     3596    60931 SH       Sole                    58251              2680
Realty Income Corp.            REL              756109104     3187    91170 SH       Sole                    89870              1300
Gold Trust - SPDR              OAS              78463v107    10974    72201 SH       Sole                    71206               995